LEASE INTANGIBLES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Finite lived intangible assets, gross, total	$ 1,400,602		$ 3,467,798	$ 3,776,654
Below-market leases amount	2,073		3,316	8,625
Amortization of below market lease	1,243	$ 1,022	4,753	4,641
Intangible Liabilities [Member]
Below-market leases amount			3,316	8,625
Location, Statement of Financial Position, Balance [Axis]: us-gaap:RealEstateHeldforsale
Finite lived intangible assets, gross, total	$ 0		$ 0	$ 0